Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
(Loss) income before tax	$ (32,408)	$ 34,150	$ 20,141
Income tax paid	(10,287)	(1,901)	(3,826)
Payment of contingent consideration in relation to business combinations	0	0	(4,621)
Payment of deferred consideration in relation to business combinations	(18,590)	(7,156)	(2,897)
Adjustments for non-cash items:
Depreciation and amortization	14,419	5,802	2,088
Net finance expense	(108)	1,525	1,637
Movements in credit loss allowance and write-offs	329	480	914
Fair value movement on contingent consideration	47,678	0	6,939
Impairment loss on intangible assets	14,006	0	0
Share-based payment expense	6,937	4,953	3,607
Cash flows from operating activities before changes in working capital	21,976	37,853	23,982
Changes in working capital
Trade and other receivables	(2,180)	(98)	(10,387)
Trade and other payables	(692)	(117)	4,240
Inventories	0	0	75
Cash flows generated by operating activities	19,104	37,638	17,910
Cash flows from investing activities
Acquisition of property and equipment	(863)	(1,326)	(451)
Acquisition of intangible assets	0	(21,074)	(6,815)
Capitalization of internally developed intangibles	(3,893)	(1,886)	(1,977)
Acquisition of subsidiaries, net of cash acquired	(68,495)	0	0
Interest received from bank deposits	99	137	259
Payment of deferred consideration in relation to asset acquisitions and business combinations	(25,783)	(19,693)	(4,933)
Payment of contingent consideration in relation to business combinations	0	0	(5,557)
Cash flows used in investing activities	(98,935)	(43,842)	(19,474)
Cash flows from financing activities
Exercise of options	669	1,521	106
Issue of ordinary shares in relation to employee stock purchase plan	374	218	0
Treasury shares acquired	(5,578)	(27,078)	(2,572)
Proceeds from borrowings	132,500	45,560	0
Transaction costs related to borrowings	(6,027)	(847)	0
Repayment of borrowings	(31,819)	(21,060)	0
Repayment of debt assumed in a business combination	(393)	0	0
Repayment of other non-current liability assumed in a business combination	(206)	0	0
Principal proceeds from the settlements of the derivative financial instrument used to hedge liabilities arising from financing activities	8,438	0	0
Interest proceeds from the settlements of the derivative financial instrument used to hedge liabilities arising from financing activities	3,754	0	0
Principal payment of settlements of the derivative financial instrument used to hedge liabilities arising from financing activities	(8,710)	0	0
Interest payment of settlements of the derivative financial instrument used to hedge liabilities arising from financing activities	(2,590)	0	0
Interest payment attributable to third party borrowings	(6,885)	(888)	0
Interest payment attributable to deferred consideration settled in relation to business combinations	0	(1,272)	(110)
Interest payment attributable to deferred consideration settled for intangible assets	(675)	(461)	0
Principal paid on lease liability	(1,060)	(688)	(402)
Interest paid on lease liability	(324)	(249)	(165)
Cash flows generated from (used in) financing activities	81,468	(5,244)	(3,143)
Net movement in cash and cash equivalents	1,637	(11,448)	(4,707)
Cash and cash equivalents at the beginning of the year	13,729	25,429	29,664
Net foreign exchange differences on cash and cash equivalents	448	(252)	472
Cash and cash equivalents at the end of the year	15,814	13,729	25,429
Supplemental non-cash items
Right-of-use assets	602	4,135	75
Issue of ordinary shares for acquisitions	9,971	0	9,912
Issue of ordinary shares in relation to employee stock purchase plan	$ 67	$ 39	$ 0